STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6%
Advertising - .7%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	282,000	[c]	242,294
Clear Channel Outdoor Holdings, Sr. Scd. Notes		5.13	8/15/2027	415,000	[c]	351,495
CMG Media, Gtd. Notes		8.88	12/15/2027	586,000	[c]	464,554
Outfront Media Capital, Gtd. Notes		6.25	6/15/2025	230,000	[c]	218,585
					1,276,928
Aerospace & Defense - .4%
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	200,000	[c]	188,270
TransDigm, Gtd. Notes		4.88	5/1/2029	157,000		128,076
TransDigm, Sr. Scd. Notes		6.25	3/15/2026	410,000	[c]	396,482
					712,828
Airlines - .2%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	270,000	[c]	228,945
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	250,000	[c]	224,669
					453,614
Automobiles & Components - .8%
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	685,000	[c]	592,669
IHO Verwaltungs, Sr. Scd. Bonds		6.00	5/15/2027	200,000	[c,d]	178,336
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	410,000	[c,d]	336,106
Standard Profil Automotive, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	315,417
					1,422,528
Building Materials - .3%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	429,000	[c]	310,420
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	387,000	[c]	344,450
					654,870
Chemicals - 1.2%
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	344,000	[c]	277,208
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	410,627
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	890,000	[c]	616,623
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	311,000	[c,d]	249,284
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	240,000	[c,e]	228,426
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	380,000	[c]	264,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Chemicals - 1.2% (continued)
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	261,000	[c]	182,649
					2,229,392
Collateralized Loan Obligations Debt - 56.1%
Adagio VIII CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	4/15/2032	3,000,000	[c,e]	2,514,762
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		8.43	1/15/2033	3,000,000	[c,e]	2,855,700
Barings Euro CLO, Ser. 2015-1A, CI. ERR, 3 Month EURIBOR +6.86%	EUR	6.86	7/25/2035	1,500,000	[c,e]	1,242,335
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79%	EUR	5.79	7/27/2031	2,150,000	[c,e]	1,782,104
Barings Euro CLO, Ser. 2019-1A, CI. ER, 3 Month EURIBOR +7.21%	EUR	7.21	4/15/2036	1,500,000	[c,e]	1,272,330
Birch Grove 2 CLO, Ser. 2021-2A, Cl. E, 3 Month LIBOR +6.95%		7.99	10/19/2034	1,250,000	[c,e]	1,089,216
Birch Grove 3 CLO, Ser. 2021-3A, Cl. E, 1 Month LIBOR +6.98%		7.18	1/19/2035	2,000,000	[c,e]	1,747,062
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		9.27	8/20/2032	2,250,000	[c,e]	2,084,614
Cairn VI CLO, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25%	EUR	8.25	7/25/2029	2,700,000	[c,e]	2,389,773
Capital Four CLO, Ser. 1A, CI. E, 3 Month EURIBOR +6.47%	EUR	6.47	1/15/2033	1,000,000	[c,e]	854,480
Carlyle Euro CLO, Ser. 2017-1A, Cl. DR, 3 Month EURIBOR +6.47%	EUR	6.47	7/15/2034	1,000,000	[c,e]	831,492
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12%	EUR	6.12	3/15/2032	4,200,000	[c,e]	3,545,416
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70%	EUR	5.70	11/17/2031	2,034,000	[c,e]	1,716,170
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03%	EUR	8.03	1/16/2033	1,000,000	[c,e]	765,707
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2, Cl. DRR, 3 Month EURIBOR +6.14%	EUR	6.14	4/15/2034	1,500,000	[c,e]	1,220,108
Cathedral Lake VIII CLO, Ser. 2021-8A, Cl. E, 3 Month LIBOR +7.49%		8.55	1/20/2035	1,000,000	[c,e]	879,773
Contego VII CLO, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76%	EUR	8.76	5/14/2032	3,500,000	[c,e]	2,810,366
Crown Point 8 CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		8.19	10/20/2034	3,000,000	[c,e]	2,731,524
CVC Cordatus Loan Fund XIV CLO, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90%	EUR	5.90	5/22/2032	3,000,000	[c,e]	2,553,844
CVC Cordatus Loan Fund XVIII CLO, Ser. 18A, Cl. FR, 3 Month EURIBOR +8.85%	EUR	8.85	7/29/2034	2,000,000	[c,e]	1,564,197

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Collateralized Loan Obligations Debt - 56.1% (continued)
Dryden 66 Euro CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41%	EUR	5.41	1/18/2032	2,000,000	[c,e]	1,657,773
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. ER, 3 Month EURIBOR +6.37%	EUR	6.37	10/18/2034	2,600,000	[c,e]	2,079,555
Dryden 89 Euro CLO, Ser. 2020-89A, Cl. E, 3 Month EURIBOR +6.16%	EUR	6.16	10/18/2034	1,000,000	[c,e]	804,803
Dryden Euro CLO, Ser. 2020-88A, Cl. E, 3 Month EURIBOR +6.01%	EUR	6.01	7/20/2034	1,000,000	[c,e]	792,746
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		9.06	8/15/2032	2,500,000	[c,e]	2,290,320
Elm Park CLO, Ser. 1A, CI. DRR, 3 Month EURIBOR +6.16%	EUR	6.16	4/15/2034	1,167,000	[c,e]	933,523
Fidelity Grand Harbour CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.22%	EUR	6.22	10/15/2034	1,000,000	[c,e]	799,427
Fidelity Grand Harbour CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +9.15%	EUR	9.15	10/15/2034	1,000,000	[c,e]	777,282
Franklin Park Place I CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		8.27	4/14/2035	1,300,000	[c,e]	1,088,612
GoldenTree Loan Management EUR 4 CLO, Ser. 4A, Cl. ER, 3 Month EURIBOR +6.07%	EUR	6.07	7/20/2034	1,500,000	[c,e]	1,238,435
Greywolf II CLO, Ser. 2013-1A, Cl. DRR, 3 Month LIBOR +7.05%		8.09	4/15/2034	2,000,000	[c,e]	1,802,272
ICG Euro CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.46%	EUR	6.46	10/15/2034	1,000,000	[c,e]	857,589
KKR 24 CLO, Ser. 24, CI. E, 3 Month LIBOR +6.38%		7.44	4/20/2032	2,690,000	[c,e]	2,461,614
KKR 27 CLO, Ser. 27A, CI. ER, 3 Month TSFR +6.50%		7.35	10/15/2032	3,000,000	[c,e]	2,719,201
MidOcean Credit X CLO, Ser. 2019-10A, Cl. ER, 3 Month LIBOR +7.16%		8.34	10/23/2034	4,000,000	[c,e]	3,439,364
Northwoods Capital 20 CLO, Ser. 2019-20A, Cl. ER, 3 Month LIBOR +7.85%		9.03	1/25/2032	2,437,500	[c,e]	2,254,290
Northwoods Capital 22 CLO, Ser. 2020-22A, Cl. ER, 3 Month TSFR +8.19%		9.62	9/1/2031	1,100,000	[c,e]	1,067,854
Northwoods Capital 25 CLO, Ser. 2021-25A, CI. E, 3 Month LIBOR +7.14%		8.20	7/20/2034	3,000,000	[c,e]	2,522,853
Northwoods Capital 27 CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		8.08	10/17/2034	1,150,000	[c,e]	988,231

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Collateralized Loan Obligations Debt - 56.1% (continued)
Octagon Investment Partners 20-R CLO, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		8.20	5/12/2031	4,000,000	[c,e]	3,580,360
Purple Finance 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40%	EUR	6.40	4/20/2032	2,600,000	[c,e]	2,180,504
Purple Finance 2 CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84%	EUR	8.84	4/20/2032	2,300,000	[c,e]	1,867,214
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	6.03	1/20/2033	2,000,000	[c,e]	1,696,855
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, 3 Month LIBOR +6.47%		7.51	7/15/2034	4,750,000	[c,e]	4,135,820
Toro European 2 CLO, Ser. 2A, Cl. ERR, 3 Month EURIBOR +6.47%	EUR	6.47	7/25/2034	2,000,000	[c,e]	1,650,393
Toro European 3 CLO, Ser. 3A, Cl. ERR, 3 Month EURIBOR +6.30%	EUR	6.30	7/15/2034	2,000,000	[c,e]	1,605,885
Toro European 6 CLO, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49%	EUR	6.49	1/12/2032	1,385,000	[c,e]	1,180,846
Toro European 6 CLO, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49%	EUR	8.49	1/12/2032	2,745,000	[c,e]	2,185,264
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		8.10	7/20/2032	2,100,000	[c,e]	1,863,248
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.99	11/26/2032	1,750,000	[c,e]	1,541,269
Trimaran CAVU CLO, Ser. 2021-2A, CI. E, 3 Month LIBOR +7.20%		8.38	10/25/2034	2,000,000	[c,e]	1,737,374
Trimaran CAVU CLO, Ser. 2021-3A, Cl. E, 3 Month LIBOR +7.37%		8.41	1/18/2035	2,000,000	[c,e]	1,805,440
Trinitas XI CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		8.31	7/15/2034	2,000,000	[c,e]	1,732,672
Venture 39 CLO, Ser. 2021-39A, Cl. E, 3 Month LIBOR +7.63%		8.67	4/15/2033	2,350,000	[c,e]	1,988,206
Venture 41 CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		8.77	1/20/2034	2,000,000	[c,e]	1,761,766
Wellfleet CLO, Ser. 2021-3A, Cl. E, 3 Month LIBOR +7.1%		8.14	1/15/2035	1,000,000	[c,e]	875,236
Wellfleet X CLO, Ser. 2019-XA, Cl. DR, 3 Month LIBOR +6.61%		7.67	7/20/2032	4,000,000	[c,e]	3,521,044
					103,936,113
Collateralized Loan Obligations Equity - 3.7%
Blackrock European VIII CLO, Ser. 8A, Cl. SUB	EUR	10.29	7/20/2032	1,425,000	[c,f]	738,702
BlueMountain Fuji III CLO, Ser. 3A, CI. SUB	EUR	14.39	1/15/2031	3,000,000	[c,f]	1,149,998
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	5,000,000	[c,f]	165,250
Providus II CLO, Ser. 2A, Cl. SUB	EUR	16.70	7/15/2031	1,000,000	[c,f]	431,868

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Collateralized Loan Obligations Equity - 3.7% (continued)
Wind River CLO, Ser. 2016-1A, CI. SUB		9.63	1/15/2029	11,350,000	[c,f]	4,398,863
					6,884,681
Commercial & Professional Services - 3.0%
Albion Financing 1 Sarl/Aggreko Holdings, Sr. Scd. Notes	EUR	5.25	10/15/2026	410,000	[c]	360,127
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	240,000	[c]	220,697
APX Group, Gtd. Notes		5.75	7/15/2029	512,000	[c]	397,259
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	370,000	[c]	309,263
Castor, Sr. Scd. Bonds, 3 Month EURIBOR +5.25%	EUR	5.25	2/15/2029	380,000	[c,e]	368,853
HealthEquity, Gtd. Notes		4.50	10/1/2029	331,000	[c]	290,039
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	260,000	[c]	215,546
La Financiere Atalian, Gtd. Bonds	EUR	4.00	5/15/2024	330,000	[c]	269,033
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	640,000	[c]	517,101
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	600,000		561,428
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	297,000	[c]	235,788
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	440,620
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	430,000	[c]	401,839
The Hertz, Gtd. Notes		4.63	12/1/2026	392,000	[c]	328,198
The Hertz, Gtd. Notes		5.00	12/1/2029	70,000	[c]	54,089
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	533,021
					5,502,901
Consumer Discretionary - 3.3%
Allen Media, Gtd. Notes		10.50	2/15/2028	405,000	[c]	209,664
Ashton Woods Finance, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	370,305
Banijay Entertainment, Sr. Scd. Bonds	EUR	3.50	3/1/2025	160,000	[c]	150,144
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	400,000	[c]	351,920
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	247,000	[c]	192,711
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	465,000	[c]	450,271
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	365,000	[c]	301,097
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	565,000	[c]	438,934
CCM Merger, Sr. Unscd. Notes		6.38	5/1/2026	180,000	[c]	164,125
CDI Escrow Issuer, Sr. Unscd. Notes		5.75	4/1/2030	180,000	[c]	164,180
Everi Holdings, Gtd. Notes		5.00	7/15/2029	120,000	[c]	101,561
Las Vegas Sands, Sr. Unscd. Notes		3.20	8/8/2024	162,000		153,199

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Consumer Discretionary - 3.3% (continued)
Melco Resorts Finance, Sr. Unscd. Notes		4.88	6/6/2025	240,000	[c]	179,702
NCL, Gtd. Notes		5.88	3/15/2026	375,000	[c]	295,434
NCL, Sr. Scd. Notes		5.88	2/15/2027	408,000	[c]	349,607
NCL Finance, Gtd. Notes		6.13	3/15/2028	168,000	[c]	122,453
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	310,000	[c]	226,086
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	330,000	[c]	230,127
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	350,000	[c]	260,890
Scientific Games Holdings, Sr. Unscd. Notes		6.63	3/1/2030	404,000	[c]	344,034
Scientific Games International, Gtd. Notes		7.25	11/15/2029	237,000	[c]	222,588
Tempur Sealy International, Gtd. Notes		3.88	10/15/2031	260,000	[c]	195,590
TUI Cruises, Sr. Unscd. Notes	EUR	6.50	5/15/2026	486,000	[c]	359,930
Wynn Las Vegas, Gtd. Notes		5.50	3/1/2025	330,000	[c]	302,603
					6,137,155
Consumer Staples - .3%
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	620,000	[c]	530,878
Newell Brands, Sr. Unscd. Notes		4.45	4/1/2026	23,000		21,978
					552,856
Diversified Financials - 1.8%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	261,000	[c]	215,887
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	497,344
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	205,000		192,329
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	360,000	[c]	289,308
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	235,000	[c]	204,154
Navient, Sr. Unscd. Notes		5.00	3/15/2027	480,000		395,508
Navient, Sr. Unscd. Notes		5.50	3/15/2029	453,000		349,963
OneMain Finance, Gtd. Notes		6.13	3/15/2024	130,000		124,469
OneMain Finance, Gtd. Notes		6.63	1/15/2028	260,000		232,842
PennyMac Financial Services, Gtd. Notes		5.38	10/15/2025	230,000	[c]	200,789
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	862,000	[c]	644,482
					3,347,075
Electronic Components - .2%
Energizer Gamma Acquisition, Gtd. Bonds	EUR	3.50	6/30/2029	260,000	[c]	195,078

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Electronic Components - .2% (continued)
TTM Technologies, Gtd. Notes	4.00	3/1/2029	300,000	[c]	252,863
				447,941
Energy - 4.3%
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	320,000	[c]	291,899
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	545,000	[c]	507,766
Antero Midstream Partners, Gtd. Notes	7.88	5/15/2026	200,000	[c]	200,139
Antero Resources, Gtd. Notes	5.38	3/1/2030	160,000	[c]	146,144
Antero Resources, Gtd. Notes	7.63	2/1/2029	274,000	[c]	279,195
Archrock Partners, Gtd. Notes	6.25	4/1/2028	779,000	[c]	690,864
Blue Racer Midstream/Blue Racer Finance, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	865,924
Blue Racer Midstream/Blue Racer Finance, Sr. Unscd. Notes	7.63	12/15/2025	185,000	[c]	175,184
Colgate Energy Partners III, Sr. Unscd. Notes	5.88	7/1/2029	310,000	[c]	272,061
CQP Holdco, Sr. Scd. Notes	5.50	6/15/2031	500,000	[c]	427,260
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	25,000	[c]	22,292
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	715,000	[c]	625,157
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	186,000	[c]	167,100
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	62,000	[c]	58,448
CVR Energy, Gtd. Bonds	5.25	2/15/2025	349,000	[c]	321,368
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	396,000		342,641
EQM Midstream Partners LP, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	190,974
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	64,000	[c]	61,862
Genesis Energy, Gtd. Notes	6.25	5/15/2026	250,000		223,720
Genesis Energy, Gtd. Notes	6.50	10/1/2025	318,000		293,784
Matador Resources, Gtd. Notes	5.88	9/15/2026	279,000		268,716
Rockcliff Energy II, Sr. Unscd. Notes	5.50	10/15/2029	655,000	[c]	596,970
Southwestern Energy, Gtd. Notes	5.38	3/15/2030	110,000		101,423
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	155,000		163,602
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	460,000		408,892
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	210,000		191,301
				7,894,686
Environmental Control - .4%
Harsco, Gtd. Notes	5.75	7/31/2027	500,000	[c]	400,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Environmental Control - .4% (continued)
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	340,000	[c]	302,483
					703,208
Food Products - .1%
Post Holdings, Gtd. Notes		4.63	4/15/2030	250,000	[c]	211,365
Health Care - 2.4%
CHEPLAPHARM Arzneimittel, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	217,554
Chrome Bidco, Sr. Scd. Bonds	EUR	3.50	5/31/2028	420,000	[c]	362,209
Cidron Aida Finco, Sr. Scd. Bonds	EUR	5.00	4/1/2028	760,000	[c]	665,778
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	480,000	[c]	480,590
Community Health Systems, Scd. Notes		6.13	4/1/2030	431,000	[c]	264,005
Community Health Systems, Scd. Notes		6.88	4/15/2029	272,000	[c]	176,232
Community Health Systems, Sr. Scd. Notes		4.75	2/15/2031	230,000	[c]	169,021
Medline Borrower, Sr. Unscd. Notes		5.25	10/1/2029	471,000	[c]	388,302
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	630,000	[c]	586,267
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	387,000	[c]	335,324
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	516,000	[c]	441,980
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	520,000	[c]	446,612
					4,533,874
Industrial - 1.2%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	595,000	[c,d]	580,063
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	315,000		291,135
Promontoria Holding 264, Sr. Scd. Bonds	EUR	6.38	3/1/2027	323,000	[c]	283,635
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,092,000	[c]	1,005,273
					2,160,106
Information Technology - .2%
Minerva Merger Sub, Sr. Unscd. Notes		6.50	2/15/2030	409,000	[c]	341,329
Insurance - .7%
AmWINS Group, Sr. Unscd. Notes		4.88	6/30/2029	300,000	[c]	246,055
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	132,315
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	985,000	[c]	923,379
					1,301,749
Internet Software & Services - .8%
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	123,000	[c]	101,458
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	695,000	[c]	500,467
TripAdvisor, Gtd. Notes		7.00	7/15/2025	88,000	[c]	85,305
Uber Technologies, Gtd. Notes		4.50	8/15/2029	250,000	[c]	206,094
United Group, Sr. Scd. Bonds	EUR	5.25	2/1/2030	310,000	[c]	241,129

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Internet Software & Services - .8% (continued)
United Group, Sr. Scd. Notes	EUR	4.00	11/15/2027	340,000	[c]	271,187
					1,405,640
Materials - 1.5%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	220,000	[c,d]	167,090
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	410,000	[c,d]	304,786
Graham Packaging, Gtd. Notes		7.13	8/15/2028	214,000	[c]	172,029
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	520,000	[c]	448,344
LABL, Sr. Scd. Notes		5.88	11/1/2028	151,000	[c]	122,205
LABL, Sr. Scd. Notes		6.75	7/15/2026	314,000	[c]	283,192
LABL, Sr. Unscd. Notes		8.25	11/1/2029	297,000	[c]	224,792
LABL, Sr. Unscd. Notes		10.50	7/15/2027	74,000	[c]	64,478
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,184,000	[c]	1,035,378
					2,822,294
Media - 3.1%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	490,000	[c]	394,614
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	741,866
CSC Holdings, Gtd. Notes		5.38	2/1/2028	400,000	[c]	347,016
CSC Holdings, Gtd. Notes		6.50	2/1/2029	280,000	[c]	253,434
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	710,000	[c]	518,463
DISH DBS, Gtd. Notes		5.88	11/15/2024	430,000		363,746
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	169,000	[c]	132,786
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	169,000	[c]	125,446
Nexstar Media, Gtd. Notes		5.63	7/15/2027	310,000	[c]	283,526
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	328,000	[c]	254,423
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	523,000	[c]	417,759
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	460,000	[c]	339,293
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	178,288	[c,d]	152,104
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	328,580	[c,d]	279,773
TEGNA, Gtd. Notes		5.00	9/15/2029	388,000		368,018
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	380,000	[c]	310,834
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	330,000	[c]	262,413
Ziggo Bond, Sr. Unscd. Notes		6.00	1/15/2027	310,000	[c]	274,733
					5,820,247
Metals & Mining - .1%
Arconic, Scd. Notes		6.13	2/15/2028	235,000	[c]	219,926
Real Estate - .8%
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	527,000	[c]	410,444
Iron Mountain, Gtd. Notes		5.25	7/15/2030	450,000	[c]	392,085
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	780,000	[c]	707,230
					1,509,759

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Retailing - 1.8%
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	190,000		156,455
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	696,000	[c,d]	428,948
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	160,000	[c]	149,923
Fertitta Entertainment, Sr. Scd. Notes		4.63	1/15/2029	129,000	[c]	110,338
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	165,000	[c]	106,481
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	234,000		167,074
Macy's Retail Holdings, Gtd. Notes		5.88	3/15/2030	85,000	[c]	71,468
Shiba Bidco, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	306,842
Staples, Sr. Scd. Notes		7.50	4/15/2026	560,000	[c]	465,864
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	330,000	[c]	260,035
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	331,000	[c]	219,125
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	437,057
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	498,000	[c,d]	415,354
					3,294,964
Technology Hardware & Equipment - .2%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	380,000	[c]	355,870
Telecommunication Services - 2.0%
Altice France, Sr. Scd. Notes		5.50	10/15/2029	332,000	[c]	254,639
Altice France, Sr. Scd. Notes		5.50	1/15/2028	200,000	[c]	161,722
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	140,000	[c]	100,082
Altice France Holding, Gtd. Notes		6.00	2/15/2028	420,000	[c]	298,895
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	200,000	[c]	168,212
CommScope, Gtd. Notes		7.13	7/1/2028	335,000	[c]	255,102
CommScope, Gtd. Notes		8.25	3/1/2027	137,000	[c]	108,640
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	888,475
eircom Finance, Sr. Scd. Bonds	EUR	2.63	2/15/2027	370,000		310,162
Eolo, Sr. Scd. Bonds	EUR	4.88	10/21/2028	228,000	[c]	202,511
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	360,000	[c]	316,374
TalkTalk Telecom Group, Gtd. Notes	GBP	3.88	2/20/2025	160,000		158,758
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[c]	192,676
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	300,000	[c]	243,051
					3,659,299
Transportation - .1%
First Transit Bidco, Sr. Scd. Notes		4.00	7/31/2029	300,000	[c]	240,490
Utilities - .9%
Energia Group Ni Financeco, Sr. Scd. Notes	GBP	4.75	9/15/2024	630,000	[c]	706,418

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 92.6% (continued)
Utilities - .9% (continued)
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		426,093
Pike, Gtd. Notes		5.50	9/1/2028	145,000	[c]	117,926
Vistra, Jr. Sub. Notes		7.00	12/15/2026	393,000	[c,g]	357,432
					1,607,869
Total Bonds and Notes (cost $205,468,303)				171,641,557

Floating Rate Loan Interests - 51.4%
Advertising - 1.1%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.31	9/29/2024	354,905	[e]	341,153
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 3 Month Term SOFR +6.00%		7.51	12/20/2029	80,000	[e]	74,800
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%		5.56	10/28/2027	421,499	[e]	388,938
CB Poly Holdings, Initial Term Loan, 3 Month Term SOFR +5.50%		7.55	5/20/2029	208,333	[e]	197,267
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		4.74	8/21/2026	257,290	[e]	222,362
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		6.75	12/4/2026	566,326	[e]	532,349
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		5.17	12/17/2026	321,793	[e]	297,405
					2,054,274
Airlines - .1%
AAdvantage Loyalty, Initial Term Loan, 3 Month LIBOR +4.75%		5.81	4/20/2028	189,805	[e]	181,569
Building Materials - ..9%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.50	10/31/2026	1,000,000	[e]	935,950
LSF10 XL Bidco, Facility Term Loan B-4, 1-3 Month EURIBOR +4.00%	EUR	3.68	4/9/2028	853,470	[e]	770,717
					1,706,667
Chemicals - 3.2%
Albaugh, Term Loan B, 1 Month Term SOFR +3.75%		4.75	4/6/2029	329,006	[e]	316,669
Aruba Investment Holding, Euro Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	11/24/2027	987,500	[e]	962,411

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Chemicals - 3.2% (continued)
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 6 Month LIBOR +3.75%		5.63	11/24/2027	118,820	[e]	109,909
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	129,538	[e]	125,568
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2023	1,159,569	[e]	1,020,420
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	191,564	[e]	168,577
ColourOZ Investment 2, Second Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/21/2024	2,205,246	[d,e]	1,984,721
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.00	11/1/2028	339,150	[e]	316,257
Flint Group GmbH, First Lien Initial Term Loan B-8, 3 Month LIBOR +4.25%		5.25	7/22/2022	337,357	[e]	296,874
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.51	9/30/2027	309,115	[e]	298,296
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		6.00	10/16/2025	343,969	[e]	315,592
					5,915,294
Commercial & Professional Services - 7.0%
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	1,000,000	[e]	984,884
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		7.05	12/30/2027	388,050	[e]	364,404
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% & 3 Month PRIME +3.50%		5.01	7/9/2028	265,986	[e]	251,918
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		5.11	3/1/2025	150,317	[e]	130,118
Axiom Global, Initial Term Loan, 3 Month LIBOR +4.75%		5.50	10/1/2026	4,887,500	[e]	4,740,875
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	969,574
Cast & Crew, First Lien Incremental Facility No. 2 Incremental Term Loan, 1 Month Term SOFR +3.75%		5.28	12/30/2028	27,983	[e]	26,654
Cast & Crew, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.17	2/7/2026	67,100	[e]	63,892

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Commercial & Professional Services - 7.0% (continued)
CIBT Global, First Lien Term Loan, 3 Month LIBOR +1.00%		2.01	6/1/2024	1,010,861	[e]	792,626
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.10	1/31/2024	196,875	[e]	191,953
Element Materials Technology, Delayed Draw Term Loan, 1 Month LIBOR +4.25%		5.98	5/10/2029	99,741	[e,h]	95,969
Element Materials Technology, Term Loan, 1 Month LIBOR +4.25%		5.98	5/10/2029	216,105	[e]	207,934
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		7.00	7/19/2028	206,892	[e]	189,048
Infinitas Learning Finco, Term Loan B, 6 Month EURIBOR +4.50%	EUR	4.50	9/30/2028	1,000,000	[e]	969,354
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	894,687
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.42	12/15/2028	173,547	[e]	162,429
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.92	7/8/2028	158,250	[e]	148,359
Team Health Holdings, Extended Term Loan, 1 Month Term SOFR +5.25%		6.28	2/17/2027	187,298	[e]	158,501
Vaco Holdings, Initial Term Loan, 3 Month Term SOFR +5.00%		7.20	1/21/2029	193,554	[e,h]	186,780
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		5.06	8/27/2025	486,228	[e]	466,779
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	11/18/2028	1,000,000	[e]	972,629
					12,969,367
Consumer Discretionary - 6.3%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		7.70	2/10/2027	363,738	[e]	325,864
AP Gaming I, Term Loan B, 3 Month Term SOFR +4.00%		6.20	2/15/2029	265,131	[e]	254,194
Banijay Entertainment, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	3.75	3/1/2025	1,000,000	[e]	985,733
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	2,149,634	[e]	2,252,709
Center Parcs Europe, Facility Term Loan B-2, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	1,240,879	[e]	1,300,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Consumer Discretionary - 6.3% (continued)
Freshworld Holding IV GmbH, Facility Term Loan B-2, 6 Month EURIBOR +3.75%	EUR	3.75	10/2/2026	1,000,000	[e]	965,162
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		6.10	11/1/2026	261,969	[e]	247,299
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		4.18	4/4/2029	303,047	[e]	281,391
Scientific Games International, Initial Term B Loan, 1 Month Term SOFR +3.00%		4.36	4/14/2029	246,457	[e]	234,699
Silk Bidco, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	2/22/2025	2,000,000	[e]	1,540,486
Stage Entertainment, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	3.25	5/2/2026	1,000,000	[e]	930,925
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.92	4/9/2028	752,102	[e]	705,095
Vacalians Holding, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	11/30/2025	1,000,000	[e]	982,453
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.56	12/15/2024	670,817	[e]	630,148
					11,636,537
Consumer Staples - .3%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		5.42	12/22/2026	567,997	[e]	518,013
Diversified Financials - .5%
Polystorm Bidco, Delayed Draw Term Loan, 3-4 Month EURIBOR +2.50%	EUR	4.00	10/1/2028	113,402	[e,h]	110,744
Polystorm Bidco, Facility Term Loan B-1, 3 Month EURIBOR +4.00%	EUR	4.00	10/1/2028	886,598	[e]	865,815
					976,559
Electronic Components - .5%
IDEMIA Identity & Security France, Term Loan B-3, 3 Month EURIBOR +4.50%	EUR	4.50	1/10/2026	1,000,000	[e]	974,882
Energy - 1.2%
AL GCX Holdings, Term Loan B, 1 Month LIBOR +3.75%		5.48	4/22/2029	81,112	[e]	79,220
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		5.60	5/29/2025	249,328	[e]	240,788
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		5.31	7/18/2025	426,988	[e]	404,772

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Energy - 1.2% (continued)
Lucid Energy Group II, First Lien Term Loan, 1 Month LIBOR +4.25%		5.87	11/24/2028	533,194	[e]	527,769
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%		5.38	9/27/2024	624,956	[e]	597,877
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		7.39	6/21/2026	340,900	[e]	323,258
					2,173,684
Environmental Control - .5%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		7.17	11/12/2026	253,301	[e]	244,119
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.76	8/12/2028	626,219	[e]	609,781
					853,900
Food Products - 1.9%
Alphia, Term Loan, 3 Month LIBOR +6.00%		7.56	3/5/2027	1,570,483	[e]	1,523,369
Biscuit Holding, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	2/14/2027	1,000,000	[e]	780,435
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.25	6/8/2028	380,518	[e]	360,067
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/12/2028	1,000,000	[e]	847,530
					3,511,401
Food Service - .1%
TKC Holdings, Term Loan, 6 Month LIBOR +5.50%		7.00	5/14/2028	206,300	[e]	195,599
Health Care - 7.7%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		5.75	4/21/2024	301,279	[e]	268,515
Auris Luxembourg III, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	4.00	2/21/2026	2,000,000	[e]	1,886,310
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +5.00%		6.67	6/11/2027	923,728	[e,h]	909,872
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.67	6/11/2027	1,064,438	[e]	1,048,471
Cerebro Bidco GmbH, Facility Term Loan B-1, 6 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	633,857	[e]	601,147
Cerebro BidCo GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.25%	EUR	4.25	12/11/2027	366,143	[e]	347,248

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Health Care - 7.7% (continued)
eResearchTechnology, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		6.17	2/4/2027	103,247	[e]	95,654
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	5.69	4/15/2028	1,500,000	[e]	1,584,012
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		5.01	10/1/2027	340,971	[e]	323,391
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.92	3/14/2025	104,524	[e]	97,524
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	10/2/2025	177,300	[e]	165,388
Inovie, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	3/3/2028	1,000,000	[e]	951,015
Inula Natural Health Group, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.50	12/11/2025	903,382	[e]	870,963
IWH UK Midco, Facility Term Loan B, 1 Month EURIBOR +4.00%	EUR	3.75	2/1/2025	1,500,000	[e]	1,548,346
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.92	8/31/2026	601,972	[e]	546,290
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.69	4/22/2027	649,139	[e]	522,557
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		6.00	3/31/2027	171,477	[e]	159,688
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		7.92	2/15/2026	301,948	[e]	295,533
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		6.08	6/20/2026	86,764	[e]	76,027
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.24	4/28/2028	58,814	[e]	56,020
Sharp Midco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		6.25	1/20/2029	152,603	[e]	143,447
Sirona BidCo, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	4.50	12/17/2028	1,000,000	[e]	964,114
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.95	8/31/2026	438,173	[e]	409,556
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.62	1/8/2027	383,832	[e]	364,401
					14,235,489

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Industrial - 3.3%
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.92	6/22/2028	232,205	[e]	208,260
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		4.00	8/31/2028	9,143	[e,h]	8,649
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.67	8/31/2028	182,487	[e]	172,622
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.49	7/18/2025	4,811,146	[e]	4,081,463
Radar Bidco, Initial Term Loan, 6 Month EURIBOR +10.00%	EUR	10.00	12/16/2024	1,109,299	[e]	1,167,093
SPX FLOW, Term Loan, 1 Month Term SOFR +4.50%		6.13	4/5/2029	240,503	[e]	224,750
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		6.25	3/8/2025	262,462	[e]	248,683
					6,111,520
Information Technology - 4.3%
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		5.42	10/2/2025	647,442	[e]	604,821
Boxer Parent, 2021 Replacement EURO Term Loan, 3 Month EURIBOR +4.00%	EUR	4.00	10/2/2025	988,394	[e]	959,114
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	5.96	10/5/2024	1,500,000	[e]	1,746,640
Concorde Lux, Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.00	3/1/2028	1,000,000	[e]	985,073
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.92	12/16/2025	151,726	[e]	142,496
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.67	10/16/2026	426,100	[e]	408,447
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.67	2/16/2029	200,000	[e]	187,000
DTI Holdco, Initial Term Loan, 3 Month Term SOFR +4.75%		6.28	4/26/2029	320,000	[e]	300,456
ECL Entertainment, Term Loan B, 3 Month LIBOR +7.50%		9.75	4/30/2028	168,300	[e]	164,619
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		5.75	11/4/2028	319,200	[e]	304,571
Finthrive Software Intermediate, Term Loan, 6 Month LIBOR +4.00%		4.50	12/17/2028	235,197	[e]	218,733
Greeneden US Holdings II, Initial Euro Term Loan B-4, 1 Month EURIBOR +4.25%	EUR	4.25	12/1/2027	1,000,000	[e]	985,733

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Information Technology - 4.3% (continued)
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.85	12/1/2027	373,812	[e]	323,037
Mitchell International, Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		8.10	10/15/2029	107,692	[e]	101,685
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.85%		5.92	5/2/2029	320,000	[e]	304,800
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.42	5/3/2026	295,760	[e]	280,308
					8,017,533
Insurance - 4.4%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%		5.01	11/12/2027	319,445	[e]	298,122
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		6.92	1/15/2029	71,244	[e]	60,878
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		6.92	2/3/2028	1,083,367	[e]	930,341
BidCo SB, Term Loan, 6 Month EURIBOR +4.00%	EUR	4.00	11/16/2028	1,000,000	[e]	963,464
Hestia Holding, Facility Term Loan B-1, 3 Month EURIBOR +4.00%	EUR	4.23	6/1/2027	1,000,000	[e]	972,629
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		6.17	2/28/2025	570,239	[e]	547,429
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%		4.81	9/3/2026	765,421	[e]	730,020
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%		5.92	9/3/2026	6,942	[e]	6,721
Selectquote, Initial Term Loan, 1 Month LIBOR +5.00%		6.67	11/5/2024	3,804,412	[e,i]	3,652,235
					8,161,839
Internet Software & Services - 1.9%
Endure Digital, Initial Term Loan, 3 Month LIBOR +3.50%		4.62	2/10/2028	405,900	[e]	365,986
ION Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR +4.75%		7.00	4/1/2028	128,700	[e]	119,088
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	4.25	4/1/2028	1,980,000	[e]	1,894,421
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%		4.82	8/31/2028	486,243	[e]	453,162

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Internet Software & Services - 1.9% (continued)
Weddingwire, Amendment No. 3 Term Loan, 1 Month Term SOFR +4.50%		6.13	12/21/2025	731,156	[e]	701,910
					3,534,567
Materials - 1.1%
Berlin Packaging, Tranche Term Loan B-5, 1 Month LIBOR +3.75%		4.82	3/11/2028	207,462	[e]	193,631
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		5.42	12/1/2027	78,772	[e]	74,390
Clydesdale Acquisition, Term Loan, 1 Month Term SOFR +4.25%		5.88	4/13/2029	286,979	[e]	269,043
Grinding Media, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.80	10/12/2028	431,965	[e]	395,248
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%		5.92	6/28/2028	109,502	[e]	101,837
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%		4.31	4/3/2024	110,670	[e]	104,422
Pretium PKG Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.97	10/1/2028	157,492	[e]	142,629
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%		4.71	11/3/2025	334,220	[e]	310,491
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.75	5/1/2024	268,966	[e]	234,673
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		8.47	9/30/2029	240,000	[e]	212,400
					2,038,764
Media - 1.4%
DIRECTV Financing, Closing Date Term Loan, 1 Month LIBOR +5.00%		6.67	8/2/2027	769,472	[e]	710,642
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50%	EUR	3.50	10/20/2025	1,939,698	[e]	1,863,311
					2,573,953
Retailing - .6%
Great Outdoors Group, Term Loan B-2, 1 Month LIBOR +3.75%		4.81	3/5/2028	588,500	[e]	538,330
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	124,658	[e]	117,708
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		6.29	4/12/2026	193,483	[e]	169,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.4% (continued)
Retailing - .6% (continued)
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		5.81	12/21/2027	356,710	[e]	334,415
					1,159,616
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		7.74	4/30/2026	666,600	[e]	643,273
Technology Hardware & Equipment - 1.3%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		5.32	2/27/2025	170,507	[e]	161,513
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.82	5/25/2028	720,203	[e]	667,541
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%		5.82	5/25/2028	146,482	[e]	135,771
Marnix, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	3.00	11/19/2026	1,000,000	[e]	950,690
Mcafee, Tranche Term Loan B-1, 1 Month Term SOFR +4.00%		5.15	3/1/2029	429,950	[e]	392,688
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.52	8/20/2025	200,045	[e]	180,941
					2,489,144
Telecommunication Services - 1.2%
CCI Buyer, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		6.05	12/17/2027	718,425	[e]	657,359
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%		5.17	12/12/2026	260,536	[e]	240,507
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%		5.55	4/27/2027	270,264	[e]	259,453
Lorca Finco, Facility Term Loan B, 3 Month EURIBOR +4.25%	EUR	4.25	9/18/2027	1,000,000	[e]	963,621
					2,120,940
Transportation - .1%
OLA Netherlands, Term Loan, 1 Month Term SOFR +6.25%		7.63	12/3/2026	147,986	[e]	126,775
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		6.25	7/26/2028	94,582	[e]	86,415
					213,190
Utilities - .1%
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%		6.00	10/2/2025	299,983	[e]	254,752
Total Floating Rate Loan Interests (cost $105,815,276)				95,222,326

Description		Shares		Value ($)
Common Stocks - .2%
Information Technology - .2%
Skillsoft		104,668	[j]	368,431
Media - .0%
Altice USA, Cl. A		2,500	[j]	23,125
Total Common Stocks (cost $1,158,018)		391,556
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,234,103)	1.48	2,234,103	[k]	2,234,103
Total Investments (cost $314,675,700)		145.4%	269,489,542
Liabilities, Less Cash and Receivables		(45.4%)	(84,197,173)
Net Assets		100.0%	185,292,369

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $165,246,245 or 89.18% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

g Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at June 30, 2022. These securities were valued at $3,652,235 or 1.97% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
Euro	500,000	United States Dollar	525,125	7/25/2022	(292)
United States Dollar	91,015,654	Euro	86,030,000	7/25/2022	712,888
United States Dollar	4,162,503	British Pound	3,390,000	7/25/2022	34,111
United States Dollar	13,530,106	Euro	12,785,000	7/29/2022	106,547
United States Dollar	3,280,501	British Pound	2,680,000	7/29/2022	16,503
Gross Unrealized Appreciation					870,049
Gross Unrealized Depreciation					(292)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	110,820,794	-	110,820,794
Corporate Bonds	-	60,820,763	-	60,820,763
Equity Securities - Common Stocks	391,556	-	-	391,556
Floating Rate Loan Interests	-	91,570,091	3,652,235	95,222,326
Investment Companies	2,234,103	-	-	2,234,103
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	870,049	-	870,049
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(292)	-	(292)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2022, accumulated net unrealized depreciation on investments was $45,186,158, consisting of $933,804 gross unrealized appreciation and $46,119,962 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.